Tax Matters (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Components of Income Tax Expense Explanatory
The components of income tax (recovery) expense for the years ended March 31, 2022, March 31, 2021, and March 31, 2020 are as follows:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Income tax expense (recovery) recognized in net income (loss):
Current tax expense	$197.2	$—	$—
Deferred income tax expense	101.7	—	(4.3)

	$298.9	$—	$(4.3)

Income tax expense recognized in other comprehensive income (loss):
Tax effect of net unrealized loss on cash flow hedges flow hedges	$7.8	$—	$—
Tax effect of actuarial gains on defined benefit pension obligation	—	—	4.6
Tax effect of actuarial gains on other post-employment benefits	—	—	2.6

	$7.8	$—	$7.2

Summary of Income taxes in the consolidated statements of net (loss) income
Income taxes in the consolidated statements of net income (loss) for the years ended March 31, 2022, March 31, 2020 and March 31, 2020 vary from amounts that would be computed by applying statutory income tax rates for the following reason:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Income (loss) before income taxes	$1,156.6	$(76.1)	$(180.2)

Income tax expense (recovery) based on the applicable tax rate of 25%	$289.1	$(19.0)	$(45.1)
Add / (deduct):
Non-deductible post-employment benefits payments	3.0	3.2	3.1
Non-deductible pension contributions	4.7	3.3	3.8
Non-deductible accretion of financial obligations	0.8	2.7	1.7
Change in unrecognized tax benefits	(45.1)	2.7	45.9
Adjustment in respect of prior years	2.2	7.2	(13.7)
Share-based payment compensation	1.4	—	—
Listing expense	58.9	—	—
Changes in fair value of warrant liability	1.6	—	—
Changes in fair value of earnout liability	(19.2)	—	—
Other	1.5	—	—

Income tax expense (recovery) based on the applicable	$298.9	$—	$(4.3)

Summary of tax-effected temporary differences which result in deferred income tax assets and (liabilities)
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2022 are as follows:

	Balance at March 31, 2021	Movements in:			Balance at March 31, 2022
		Profit (loss)	Other Comprehensive Income	Unrecognized deferred tax asset

Accounting reserves	$4.0	$(1.4)	$—	$—	$2.6
Inventory reserve	(4.1)	0.6	—	—	(3.5)
Non-capital tax loss carryforward	98.2	(98.2)	—	—	(0.0)
Capital tax loss carryforward	0.2	1.7	—	—	1.9
Property, plant and equipment and intangible assets	(151.3)	6.9	—	—	(144.4)
Unrealized exchange gain on US dollar debt	1.2	(0.3)	—	—	0.9
Governmental loans benefit		(10.3)	—	—	(10.3)
Financing expenses	(1.0)	1.0	—	—	—
Deferred revenue	50.2	(1.5)	—	—	48.7
SRED expenditures	2.4	(2.5)	—	—	(0.1)
Transaction costs	—	5.1			5.1
Unrealized loss on cash flow hedges	—	(1.3)	7.8		6.5
Other	0.2	(0.5)	—	—	(0.3)

	$—	$(100.7)	$7.8	$—	$(92.9)

The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2021 are as follows:

	Balance at March 31, 2020	Movements in:			Balance at March 31, 2021
		Profit (loss)	Other Comprehensive Loss	Unrecognized deferred tax asset

Accounting reserves	$2.9	$1.1	$—	$—	$4.0
Inventory reserve	(2.9)	(1.2)	—	—	(4.1)
Non-capital tax loss carryforward	110.2	(9.3)	—	(2.7)	98.2
Capital tax loss carryforward	0.2	—	—	—	0.2
Property, plant and equipment and intangible assets	(167.1)	15.8	—	—	(151.3)
Unrealized exchange gain on US dollar debt	0.6	0.6	—	—	1.2
Financing expenses	(1.3)	0.3	—	—	(1.0)
Deferred revenue	57.4	(7.2)	—	—	50.2
SRED expenditures	—	2.4	—	—	2.4
Other	—	0.2			0.2

	$—	$2.7	$—	$(2.7)	$—